Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2015 - 26.5%). The differences are as follows:

	2016	2015
Expected income tax expense at Canadian statutory rate	$34,317	$34,516
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(11,363)	(5,943)
Non-controlling interests share of income	13,973	12,511
Allowance for equity funds used during construction	(1,100)	(935)
Capital gain rate differential	(3,612)	(961)
Non-deductible acquisition costs	1,996	365
Change in valuation allowance	2,841	109
Recognition of deferred credit	—	(2,448)
Adjustment relating to prior periods	(711)	2,431
CRA Settlement	—	2,709
Other	795	1,359
Income tax expense	$37,136	$43,713

For the years ended December 31, 2016 and 2015, earnings from continuing operations before income taxes consist of the following:

	2016	2015
Canadian operations	$29	$28,481
U.S. operations	129,481	101,768
	$129,510	$130,249

20.	Income taxes (continued)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2016
Canada	$7,533	$(10,501)	$(2,968)
United States	928	39,176	40,104
	$8,461	$28,675	$37,136
Year ended December 31, 2015
Canada	$5,272	$1,959	$7,231
United States	2,038	34,444	36,482
	$7,310	$36,403	$43,713

The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2015 are presented below:

	2016	2015
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$458,508	$399,754
Pension and OPEB	57,751	57,969
Acquisition-related costs	4,773	6,035
Environmental obligation	25,683	28,230
Reserves and other non-deductible costs	11,390	2,503
Regulatory liabilities	76,315	68,166
Other	15,302	5,404
Total deferred income tax assets	649,722	568,061
Less valuation allowance	(21,656)	(17,478)
Total deferred tax assets	628,066	550,583
Deferred tax liabilities:
Property, plant and equipment	(562,124)	(444,385)
Intangible assets	(9,197)	(2,760)
Outside basis in partnership	(187,717)	(164,692)
Regulatory accounts	(108,506)	(96,436)
Financial derivatives	(17,649)	—
Other	(1,007)	—
Total deferred tax liabilities	(886,200)	(708,273)
Net deferred tax liabilities	$(258,134)	$(157,690)
Consolidated Balance Sheets Classification:
Deferred tax assets	$30,005	$18,109
Deferred tax liabilities	(288,139)	$(175,799)
Net deferred tax liabilities	$(258,134)	$(157,690)

20.	Income taxes (continued)
The valuation allowance for deferred tax assets as at December 31, 2016 was $21,656 (2015 - $17,478). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
As of December 31, 2016, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$1,116,631

On June 26, 2015, the Company entered into an agreement with the Canada Revenue Agency (“CRA”) regarding CRA’s proposal to reassess APUC’s 2009 through 2013 income tax filings in relation to a unit exchange transaction that occurred on October 27, 2009. The agreement resulted in a $16,042 reduction in the APUC’s deferred tax assets and a proportional reduction of $13,333 in its deferred credits (note 13(f)). Consequently, the Company’s results for 2015 reflect a $2,709 net non-cash charge to deferred income tax expense.
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of its subsidiaries. Deferred income taxes have not been provided on approximately $88,306 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.